Large Company Value Portfolio Expense Example - Large Company Value Portfolio - Large Company Value Portfolio	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 76
Expense Example, with Redemption, 3 Years	247
Expense Example, with Redemption, 5 Years	434
Expense Example, with Redemption, 10 Years	$ 973